UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21829

BBH TRUST

On behalf of the following series:

BBH U.S. Government Money Market Fund

(Exact name of registrant as specified in charter)

140 Broadway, New York, NY 10005

(Address of principal executive offices) (Zip Code)

Corporation Services Company

2711 Centerville Road, Suite 400, Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 575-1265

Date of fiscal year end: June 30

Date of reporting period: June 30, 2017

Item 1. Report to Stockholders.

Annual Report

JUNE 30, 2017

BBH U.S. GOVERNMENT MONEY MARKET FUND

BBH U.S. GOVERNMENT MONEY MARKET FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
June 30, 2017

For the 12-month period ended June 30, 2017, the BBH U.S. Government Money Market Fund (the “Fund”) returned 0.08% and 0.22%, net of fees, for its regular and institutional shares, respectively. We believe the performance of the Fund remains competitive with industry peers, while maintaining a high degree of quality and liquidity throughout the period.

The Fund seeks to maximize income while attempting to preserve capital and maintain liquidity by investing in securities issued or guaranteed as to principal and interest by the U.S. Government or its Agencies and repurchase agreements fully backed by such instruments.

At the beginning of the reporting period, initial investor reaction to Britain’s decision to leave the European Union was negative. Demand for the safety of U.S. Treasuries drove rates lower and investor expectations for a Federal Reserve (“Fed”) rate hike into 2018. Negative sentiment related to Brexit was short-lived and as markets quickly stabilized the Fed began to express a more hawkish tone with respect to monetary policy. Further positive investor sentiment related to expectations for growth oriented policies following the outcome of the U.S. Presidential election provided the Fed with the opportunity to finally raise rates. At its December 14, 2016 meeting, the Fed announced a 25 basis point increase to its target for short-term rates to a range of 0.50% to 0.75%.

The second half of the reporting period was marked by weakening inflation data and dwindling optimism for meaningful fiscal stimulus. Yet despite softer inflation data, the Fed remained committed to reducing its highly accommodative monetary policy announcing additional 25 basis point increases in the Fed Funds Rate in both March and June. In all, the Fed raised its target for short-term interest rates three times to a range of 1.00% to 1.25% during the reporting period. This increase in rates has been welcomed by money market investors following more than seven years of near-zero interest rates.

Looking forward, investors are focused on the details surrounding the Fed’s balance sheet reduction. At their recent June meeting, policymakers reaffirmed the approach to balance sheet normalization and agreed that reductions in the Fed’s securities holdings should be gradual and predictable, and accomplished primarily by phasing out reinvestments of principal received from those holdings. We anticipate tapering to begin in September as well as the Fed continuing its measured approach toward higher rates.

The investment team for the Fund maintained what it believed to be a conservative investment strategy throughout the period.

BBH U.S. GOVERNMENT MONEY MARKET FUND

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (continued)
June 30, 2017

The final compliance date for the Securities and Exchange Commission’s money market reforms was October 14, 2016. While there was substantial movement of assets to government money market funds from prime money market funds, the money markets experienced little disruption. As previously communicated, effective April 1, 2016, the Fund converted from the BBH Money Market Fund, an institutional prime money market fund, to the BBH U.S. Government Money Market Fund, a government money market fund. As a government money market fund, the Fund will continue to maintain a stable $1 NAV and is not subject to the new liquidity fee and redemption gate requirements.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund performance changes over time and current performance may be lower or higher than what is stated. For performance current to the most recent month-end please call 1-800-575-1265.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

financial statements june 30, 2017	3

BBH U.S. GOVERNMENT MONEY MARKET FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the BBH Trust and Shareholders of
BBH U.S. Government Money Market Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH U.S. Government Money Market Fund (the “Fund”), a series of BBH Trust, (the “Trust”) as of June 30, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2017, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH U.S. Government Money Market Fund as of June 30, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Boston, Massachusetts
August 23, 2017

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO ALLOCATION
June 30, 2017

BREAKDOWN BY SECURITY TYPE

	U.S. $ Value	Percent of Net Assets
U.S. Government Agency Obligations	$271,847,776	17.9%
U.S. Treasury Bills	1,073,426,765	70.5
Repurchase Agreements	175,000,000	11.5
Cash and Other Assets in Excess of Liabilities	1,219,767	0.1
NET ASSETS	$1,521,494,308	100.0%

All data is as of June 30, 2017. The Fund’s breakdown by security type is expressed as a percentage of net assets and may vary over time.

financial statements june 30, 2017	5

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
June 30, 2017

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (17.9%)
$ 75,000,000	Federal Home Loan Bank Discount Notes[1,2]	07/05/17	0.827%	$74,993,125
27,000,000	Federal Home Loan Bank Discount Notes[1]	07/07/17	0.817	26,996,333
50,000,000	Federal Home Loan Bank Discount Notes[1]	07/19/17	0.936	49,976,625
50,000,000	Federal Home Loan Bank Discount Notes[1]	07/24/17	0.961	49,969,333
20,000,000	Federal Home Loan Bank Discount Notes[1]	08/04/17	1.021	19,980,733
50,000,000	Federal Home Loan Bank Discount Notes[1,2]	08/18/17	1.027	49,931,627
	Total U.S. Government Agency Obligations (Identified cost $271,847,776)			271,847,776

	U.S. TREASURY BILLS (70.5%)
55,000,000	U.S. Treasury Bill[1,2]	07/06/17	0.792	54,993,960
125,000,000	U.S. Treasury Bill[1,2]	07/13/17	0.690	124,971,308
90,000,000	U.S. Treasury Bill[1,2]	07/20/17	0.775	89,963,278
125,000,000	U.S. Treasury Bill[1,2]	08/03/17	0.857	124,901,951
70,000,000	U.S. Treasury Bill[1,2]	08/10/17	0.856	69,933,528
100,000,000	U.S. Treasury Bill[1,2]	08/17/17	0.889	99,884,099
70,000,000	U.S. Treasury Bill[1,2]	08/24/17	0.905	69,905,147
50,000,000	U.S. Treasury Bill[1,2]	08/31/17	0.974	49,917,629
50,000,000	U.S. Treasury Bill[1,2]	09/07/17	0.961	49,909,428
75,000,000	U.S. Treasury Bill[1]	09/14/17	0.988	74,845,937
100,000,000	U.S. Treasury Bill[1,2]	09/21/17	0.950	99,784,323
50,000,000	U.S. Treasury Bill[1,2]	10/05/17	0.966	49,871,667

The accompanying notes are an integral part of these financial statements.

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2017

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. TREASURY BILLS (continued)
$ 30,000,000	U.S. Treasury Bill[1]	10/19/17	0.998%	$29,908,792
20,000,000	U.S. Treasury Bill[1]	11/02/17	0.997	19,931,662
25,000,000	U.S. Treasury Bill[1]	11/09/17	1.035	24,906,299
40,000,000	U.S. Treasury Bill[1]	12/14/17	1.103	39,797,757
	Total U.S. Treasury Bills (Identified cost $1,073,426,765)			1,073,426,765

	REPURCHASE AGREEMENTS (11.5%)
55,000,000	BNP Paribas (Agreement dated 06/30/17 collateralized by FHLMC 2.950%-6.000%, due 04/01/25-10/01/46, original par $12,718,593, value $2,391,540, FNMA 2.572%-4.000%, due 04/01/26-03/01/47, original par $52,670,578, value $12,671,740, GNMA 2.125%-4.500%, due 08/20/21-07/20/46, original par $520,276,571, value $39,695,403, U.S. Treasury Securities 1.500%-1.625%, due 12/31/18-05/15/20, original par $1,339,500, value $1,341,317)	07/03/17	1.100	55,000,000
65,000,000	National Australia Bank, Ltd. (Agreement dated 06/30/17 collateralized by U.S. Treasury Note 2.000%, due 11/15/21, original par $65,600,000, value 66,300,000)	07/03/17	1.050	65,000,000

The accompanying notes are an integral part of these financial statements.

financial statements june 30, 2017	7

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2017

Principal Amount		Maturity Date	Interest Rate	Value
	REPURCHASE AGREEMENTS (continued)
$ 55,000,000	Societe Generale (Agreement dated 06/30/17 collateralized by FHLMC 5.326%-5.966%, due 07/01/20-11/01/30, original par $193,584, value $801, FNMA 2.497%, due 05/01/18, original par $22,339, value $67, GNMA 2.250%-5.500%, due 12/20/27-06/20/47, original par $54,158,465, value $22,147,680, REFC 0.000%, due 01/15/21-01/15/28, original par $27,187,000, value $25,444,661, U.S. Treasury Securities 0.000%-2.750%, due 02/28/18-01/31/22, original par $7,515,700, value $8,506,791)	07/03/17	1.120%	$55,000,000
	Total Repurchase Agreements (Identified cost $175,000,000)			175,000,000
TOTAL INVESTMENTS (Identified cost $1,520,274,541)[3]			99.9%	$1,520,274,541
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES			0.1%	1,219,767
NET ASSETS			100.0%	$1,521,494,308

[1]	Coupon represents a yield to maturity.
[2]	Coupon represents a weighted average yield.
[3]	The aggregate cost for federal income tax purpose is $1,520,274,947, the aggregate gross unrealized appreciation is $0 and the aggregate gross unrealized depreciation is $406 resulting in net unrealized depreciation of $406.

Abbreviations:

FHLMC – Federal Home Loan Mortgage Corporation.

FNMA – Federal National Mortgage Association.

GNMA – Government National Mortgage Association.

REFC – Resolution Funding Corporation.

The accompanying notes are an integral part of these financial statements.

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2017

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical investments.
—	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

The accompanying notes are an integral part of these financial statements.

financial statements june 30, 2017	9

BBH U.S. GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS (continued)
June 30, 2017

Financial assets within level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities. As observable prices are not available for these securities, valuation techniques are used to derive fair value.

At June 30, 2017, 100% of the Fund’s investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended (the “1940 Act”). Amortized cost approximates the fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2017.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)*	Significant Other Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)*	Balance as of June 30, 2017
U.S. Government Agency Obligations	$–	$271,847,776	$–	$271,847,776
U.S. Treasury Bills	–	1,073,426,765	–	1,073,426,765
Repurchase Agreements	–	175,000,000	–	175,000,000
Total Investment, at value	$–	$1,520,274,541	$–	$1,520,274,541

*	The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended June 30, 2017.

The accompanying notes are an integral part of these financial statements.

BBH U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2017

ASSETS:
Investments, at amortized cost with approximates fair value	$1,345,274,541
Repurchase agreements (Identified cost $175,000,000)	175,000,000
Cash	1,713,937
Receivables for:
Interest	5,288
Prepaid assets	29,033
Total Assets	1,522,022,799
LIABILITIES:
Payables for:
Investment advisory and administrative fees	319,083
Professional fees	55,401
Custody and fund accounting fees	50,608
Dividends declared	49,292
Shareholder servicing fees	8,361
Distributor fees	5,484
Transfer agent fees	4,089
Board of Trustees’ fees	300
Accrued expenses and other liabilities	35,873
Total Liabilities	528,491
NET ASSETS	$1,521,494,308
Net Assets Consist of:
Paid-in capital	$1,521,494,332
Distributions in excess of net investment income	(24)
Net Assets	$1,521,494,308
NET ASSET VALUE AND OFFERING PRICE PER SHARE
REGULAR SHARES
($66,701,319 ÷ 66,705,526 shares outstanding)	$1.00
INSTITUTIONAL SHARES
($1,454,792,989 ÷ 1,454,794,824 shares outstanding)	$1.00

The accompanying notes are an integral part of these financial statements.

financial statements june 30, 2017	11

BBH U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS
For the year ended June 30, 2017

NET INVESTMENT INCOME:
Income:
Interest and other income	$9,314,893
Expenses:
Investment advisory and administrative fees	4,629,437
Custody and fund accounting fees	159,579
Shareholder servicing fees	98,409
Professional fees	58,116
Board of Trustees’ fees	51,715
Distributor fees	33,257
Transfer agent fees	21,987
Miscellaneous expenses	119,258
Total Expenses	5,171,758
Expense offset arrangement	(66,016)
Investment advisory and administrative fee/shareholder servicing fee waivers	(50,768)
Net Expenses	5,054,974
Net Investment Income	4,259,919
NET REALIZED LOSS:
Net realized loss on investments	(13,527)
Net Increase in Net Assets Resulting from Operations	$4,246,392

The accompanying notes are an integral part of these financial statements.

BBH U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the years ended June 30,
	2017	2016
INCREASE IN NET ASSETS:
Operations:
Net investment income	$4,259,919	$431,980
Net realized gain (loss) on investments	(13,527)	34,951
Net increase in net assets resulting from operations	4,246,392	466,931
Distributions declared:
From net investment income:
Regular Shares	(37,884)	(66,230)
Institutional Shares	(4,208,508)	(400,701)
Total distributions declared	(4,246,392)	(466,931)
From Fund Share (Principal) Transactions at Net Asset Value of $1.00 per share:
Fund shares sold and fund shares issued in connection with reinvestments of dividends	5,355,070,295	8,356,421,845
Fund shares repurchased	(5,488,044,942)	(8,266,399,633)
Net increase (decrease) in net assets resulting from fund share transactions	(132,974,647)	90,022,212
Total increase (decrease) in net assets	(132,974,647)	90,022,212
NET ASSETS:
Beginning of year	1,654,468,955	1,564,446,743
End of year (including distributions in excess of net investment income of $24 and $861, respectively)	$1,521,494,308	$1,654,468,955

The accompanying notes are an integral part of these financial statements.

financial statements june 30, 2017	13

BBH U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Regular Share outstanding throughout each year.

	For the years ended June 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1,2]	0.00	0.00	0.00	0.00	0.00
Distributions to shareholders:
From net investment income[2]	0.00	0.00	0.00	0.00	0.00
From net realized gains	–	–	0.00 [2]	–	–
Total distributions[2]	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.08%	0.01%	0.01%	0.01%	0.01%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$67	$49	$1,127	$1,151	$1,181
Ratio of expenses to average net assets before reductions	0.48%	0.48%	0.51%	0.50%	0.51%
Expense reimbursement[3]	0.10%	0.38%	0.44%	0.43%	0.38%
Expense offset arrangement[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of expenses to average net assets net of reductions	0.38%	0.10%	0.07%	0.07%	0.13%
Ratio of net investment income to average net assets	0.08%	0.01%	0.01%	0.01%	0.01%

[1]	Calculated using average shares outstanding for the year.
[2]	Less than $0.01 per share.
[3]	During the years ended June 30, 2017, 2016, 2015, 2014 and 2013, the investment advisory and administrative fee/shareholder servicing fee waivers, as a result of a minimum yield agreement, were $50,768, $2,511,954, $5,166,811, $5,511,949 and $4,803,182, respectively.
[4]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

BBH U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS (continued)
Selected per share data and ratios for an Institutional Share outstanding throughout each year.

	For the years ended June 30,
	2017	2016	2015	2014	2013
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income[1,2]	0.00	0.00	0.00	0.00	0.00
Distributions to shareholders:
From net investment income[2]	0.00	0.00	0.00	0.00	0.00
From net realized gains	–	–	0.00 [2]	–	–
Total distributions[2]	0.00	0.00	0.00	0.00	0.00
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.22%	0.02%	0.01%	0.01%	0.01%
Ratios/Supplemental data:
Net assets, end of year (in millions)	$1,455	$1,605	$438	$467	$532
Ratio of expenses to average net assets before reductions	0.24%	0.25%	0.26%	0.26%	0.26%
Expense reimbursement[3]	–	0.05%	0.19%	0.19%	0.13%
Expense offset arrangement[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of expenses to average net assets net of reductions	0.24%	0.20%	0.07%	0.07%	0.13%
Ratio of net investment income to average net assets	0.21%	0.03%	0.01%	0.01%	0.01%

[1]	Calculated using average shares outstanding for the year.
[2]	Less than $0.01 per share.
[3]	During the years ended June 30, 2017, 2016, 2015, 2014 and 2013, the investment advisory and administrative fee waivers, as a result of a minimum yield agreement, were $–, $573,823, $1,015,043, $1,046,949 and $666,139, respectively.
[4]	Less than 0.01%.

The accompanying notes are an integral part of these financial statements.

financial statements june 30, 2017	15

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS
June 30, 2017

1.	Organization. The Fund is a separate series of BBH Trust (the “Trust”), which is registered under the 1940 Act, as an open-end management investment company. The Trust was originally organized as a Massachusetts business trust on June 7, 1983 and re-organized as a Delaware statutory trust on June 12, 2007. The Fund commenced operations on December 12, 1983. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to create an unlimited number of series, each of which may issue a separate class of shares. The Fund currently offers two classes of shares, Regular Shares and Institutional Shares. At June 30, 2017, there were six series of the Trust.

In July 2014, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to the governing rules for money market funds, such amendments becoming effective over a two-year implementation period. As part of these rule changes, effective April 1, 2016, the Fund converted to a government money market fund and in so doing changed its name to the BBH U.S. Government Money Market Fund.

2.	Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The following summarizes significant accounting policies of the Fund:
A.	Valuation of Investments. The Fund values its investments at amortized cost, which approximates fair value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is in compliance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate fair value, securities may be valued as determined in accordance with procedures adopted by the Board.
B.	Accounting for Investments and Income. Investment transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined based on the identified cost method. Interest income is accrued as earned and consists of interest accrued, accretion of discount on debt securities (including both original issue and market discount) and premium amortization on the investments of the Fund.
C.	Fund Expenses. Most expenses of the Trust can be directly attributed to a specific fund. Expenses which cannot be directly attributed to a fund are apportioned amongst each fund in the Trust equally. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2017

D.	Repurchase Agreements. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price normally is in excess of the purchase price, reflecting an agreed upon interest rate. The rate is effective for the period of time that assets of the Fund are invested in the agreement and is not related to the coupon rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the investment adviser. The Fund’s custodian or sub-custodian will take possession of the securities subject to repurchase agreements. The investment adviser, custodian or sub-custodian will monitor the marked-to-market value of the underlying collateral each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (MRA) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Lastly, the MRA does not preclude the Fund from selling, transferring, pledging or hypothecating the underlying collateral but no such transaction shall relieve the Fund of its obligation to transfer the collateral to the counterparty upon the latter’s repurchase of the securities.

The Fund’s repurchase agreements as of June 30, 2017 are shown on a gross basis and the required disclosures under Accounting Standards Update (“ASU”) 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, are shown in the Portfolio of Investments. Repurchase agreements are subject to credit risks.

E.	Federal Income Taxes. It is the Trust’s policy to comply with the requirements of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, which is the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported in these financial statements may differ from that reported on the Fund’s tax return, due to certain book-to-tax timing differences such as losses deferred due to “wash sale” transactions and utilization of capital loss carryforwards. These differences result in temporary

financial statements june 30, 2017	17

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2017

over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains or net investment income. These distributions do not constitute a return of capital. Permanent differences are reclassified in the Statement of Assets & Liabilities based upon their tax classification. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

The Fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (“ASC 740”). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have any unrecognized tax benefits as of June 30, 2017, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statement of Operations. During the year ended June 30, 2017, the Fund did not incur any such interest or penalties. The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

F.	Dividends and Distributions to Shareholders. Dividends and distributions from net investment income to shareholders are declared daily and paid monthly to shareholders. Distributions from net capital gains, if any, are generally declared and paid annually and are recorded on the ex-dividend date. The Fund declared dividends in the amounts of $37,884 and $4,208,508 to Regular and Institutional shareholders, respectively, during the year ended June 30, 2017.

The tax character of distributions paid during the years ended June 30, 2017 and 2016, respectively, were as follows:

Distributions paid from:
	Ordinary income	Net long-term capital gain	Total taxable distributions	Total distributions paid
2017:	$4,246,392	$–	$4,246,392	$4,246,392
2016:	466,931	–	466,931	466,931

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2017

As of June 30, 2017 and 2016, respectively, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed ordinary income	Undistributed long-term capital gain	Accumulated earnings	Accumulated capital and other losses	Other book/tax temporary differences	Unrealized appreciation/ (depreciation)	Total accumulated earnings/ (deficit)
2017:	$62,795	$–	$62,795	$(13,121)	$(49,698)	$–	$(24)
2016:	64,713	–	64,713	–	(65,574)	–	(861)

The Fund had $13,121 of post-December 22, 2010 net capital loss carryforwards as of June 30, 2017, attributable to short-term capital losses.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period and they will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.

Total distributions paid may differ from the amounts shown in the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid.

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

To the extent future capital gains are offset by future capital loss carryforwards, if any, such gains will not be distributed.

G.	Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.
3.	Fees and Other Transactions with Affiliates.
A.	Investment Advisory and Administrative Fees. Effective June 12, 2007, under a combined Investment Advisory and Administrative Services Agreement (“Agreement”) with the Trust, Brown Brothers Harriman & Co. (“BBH”) through a separately identifiable department (“SID” or “Investment Adviser”) provides investment advisory and portfolio management services to the Fund. BBH also provides administrative services to the Fund. The Fund pays a combined fee for investment advisory

financial statements june 30, 2017	19

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2017

and administrative services calculated daily and incurred monthly at an annual rate equivalent to 0.25% on the first $1,000,000,000 of the Fund’s average daily net assets and 0.20% of the Fund’s average daily net assets in excess of $1,000,000,000. For the year ended June 30, 2017, the Fund incurred $4,629,437 for services under the Agreement.
B.	Investment Advisory and Administrative Fee Waiver. Effective July 6, 2009, BBH voluntarily began to waive its Investment Advisory and Administrative Fee and credit daily to the Fund an amount which would maintain the minimum annualized yield of the Fund at 1 basis point (0.01%). The amount credited each day would be an offset to the daily accrual of the Investment Advisory and Administrative Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of BBH. For the year ended June 30, 2017, BBH waived fees in the amount of $50,464 and $0 for Regular Shares and Institutional Shares, respectively.
C.	Shareholder Servicing Fees. The Trust has a shareholder servicing agreement with BBH. BBH receives a fee from the Regular Shares of the Fund calculated daily and incurred monthly at an annual rate of 0.20% of the Regular Shares average daily net assets. For the year ended June 30, 2017, the Regular Shares of the Fund incurred $98,409 in shareholder servicing fees.
D.	Shareholder Servicing Fee Waiver. Effective May 1, 2010, BBH voluntarily began to waive its Shareholder Servicing Fee for the Regular Shares only when the Investment Advisory and Administrative Fee waiver is not enough to maintain the minimum daily yield of the Fund at 1 basis point (0.01%). The amount credited each day would be an offset to the daily accrual of the Shareholder Servicing Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of BBH. For the year ended June 30, 2017, BBH waived fees in the amount of $304.
E.	Custody and Fund Accounting Fees. BBH acts as a custodian and fund accountant and receives custody and fund accounting fees from the Fund calculated daily and incurred monthly. BBH holds all of the Fund’s cash and investments and calculates the Fund’s daily net asset value. The custody fee is an asset and transaction based fee. The fund accounting fee is an asset based fee calculated at 0.004% per annum of average daily net assets. For the year ended June 30, 2017, the Fund incurred $159,579 in custody and fund accounting fees. These fees for the Fund were reduced by $66,016 as a result of an expense offset arrangement with the Fund’s custodian. The credit amount (if any) is disclosed in the Statement of Operations as a reduction to the Fund’s expenses. In the event that the Fund is overdrawn, under the custody agreement with BBH, BBH will make overnight loans to the Fund to cover overdrafts. Overdraft fees are included in the “Miscellaneous expenses” in the Statement of Operations. Pursuant to their agreement, the Fund will pay the Federal Funds overnight investment rate on the day of the overdraft. The total interest incurred by the Fund for the year ended June 30, 2017 was $22,269. This amount is included in the ”Custody and fund accounting fees“ in the Statements of Operations.

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2017

F.	Board of Trustees’ Fees. Each Trustee who is not an “interested person” as defined under the 1940 Act receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2017, the Fund incurred $51,715 in non-interested Trustee compensation and reimbursements.
4.	Shares of Beneficial Interest. The Trust is permitted to issue an unlimited number of Regular Shares and Institutional Shares of beneficial interest, at no par value. Transactions in Regular Shares and Institutional Shares were as follows:

	For the year ended June 30, 2017		For the year ended June 30, 2016
	Shares	Dollars	Shares	Dollars
Regular Shares
Shares sold	176,368,910	$176,368,910	3,008,915,920	$3,008,915,920
Shares issued in connection with reinvestments of dividends	21,860	21,860	4,022	4,022
Shares repurchased	(158,882,909)	(158,882,909)	(4,086,366,846)	(4,086,366,846)
Net increase (decrease)	17,507,861	$17,507,861	(1,077,446,904)	$(1,077,446,904)
Institutional Shares
Shares sold	5,178,646,317	$5,178,646,317	5,347,489,506	$5,347,489,506
Shares issued in connection with reinvestments of dividends	33,208	33,208	12,397	12,397
Shares repurchased	(5,329,162,033)	(5,329,162,033)	(4,180,032,787)	(4,180,032,787)
Net increase (decrease)	(150,482,508)	$(150,482,508)	1,167,469,116	$1,167,469,116

5.	Principal Risk Factors and Indemnifications.
A.	Principal Risk Factors. Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including but not limited to, those described below:

Investments in the Fund are neither insured nor guaranteed by the U.S. Government. Shares of the Fund are not deposits or obligations of, or guaranteed by, BBH or any other bank, and the shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal, state or other governmental agency. BBH has no legal obligation to provide financial support to the Fund and you should not expect that BBH as the Fund’s sponsor will provide financial support to the Fund at any time. Although the Fund seeks to preserve the

financial statements june 30, 2017	21

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2017

value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

The divergence of the Fund’s amortized cost price per share from its market based net asset value per share may result in the Fund’s inability to maintain a stable $1.00 NAV, material dilution or other unfair results to shareholders (stable NAV risk). In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk), failure of an issuer, guarantor or counterparty to a transaction to perform (credit risk) or changes in interest rates (interest rate risk). The Fund is subject to the risk that the securities selected by the investment adviser may underperform (management risk). Even though the Fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the Fund if the other party to the agreement should default on its obligations (repurchase agreement risk). The Fund’s investments in certain U.S. government agency securities may not be backed by the U.S. Treasury and may be supported only by the credit of the issuer (U.S. government agency securities risk). The Fund’s shareholders may be adversely impacted by asset allocation decisions made by the Fund’s investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders (shareholder concentration risk). The absence of an active market for variable and floating rate securities could make it difficult for the Fund to dispose of such securities if the issuer defaults (variable and floating rate instrument risk). The Fund’s exposure to these risks with respect to these financial assets held by the Fund is reflected in their value as recorded in the Fund’s Statement of Assets and Liabilities.

B.	Indemnifications. Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

BBH U.S. GOVERNMENT MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2017

6.	Money Market Reform. Money market funds were required to comply with SEC-adopted amendments to the governing rules for money market funds by October 14, 2016. Government money market funds, such as BBH U.S. Government Money Market Fund, were permitted to continue to transact fund shares at a NAV calculated using the amortized cost valuation method. The Fund’s Board of Trustees determined not to impose any liquidity-based redemption fees or redemption gates on the Fund as was permitted by the SEC amendments. As a government money market fund, the Fund must invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash or government securities.
7.	Recent Pronouncements. In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management evaluated the impact of the adoption of the amendments to Regulation S-X and has determined that the impact is immaterial to the Fund’s financial statements and related disclosures.
8.	Subsequent Events. Management has evaluated events and transactions that have occurred since June 30, 2017 through the date the financial statements were issued and determined that there were none that would require recognition or additional disclosure in the financial statements.

financial statements june 30, 2017	23

BBH U.S. GOVERNMENT MONEY MARKET FUND

DISCLOSURE OF FUND EXPENSES
June 30, 2017 (unaudited)

EXAMPLE

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested distributions, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2017 to June 30, 2017).

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% Hypothetical Example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

BBH U.S. GOVERNMENT MONEY MARKET FUND

DISCLOSURE OF FUND EXPENSES (continued)
June 30, 2017 (unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017[1]
Regular Shares
Actual	$1,000	$1,080	$2.42
Hypothetical[2]	$1,000	$1,022	$2.36

	Beginning Account Value January 1, 2017	Ending Account Value June 30, 2017	Expenses Paid During Period January 1, 2017 to June 30, 2017[1]
Institutional Shares
Actual	$1,000	$1,190	$1.30
Hypothetical[2]	$1,000	$1,024	$1.20

[1]	Expenses are equal to the Fund’s annualized net expense ratio of 0.47% and 0.24% for Regular and Institutional Shares, respectively, multiplied by 181/365 (to reflect the one half-year period).
[2]	Assumes a return of 5% before expenses. For the purpose of the calculation, the applicable annualized expense ratio for each class of shares is subtracted from the assumed return before expenses.

financial statements june 30, 2017	25

BBH U.S. GOVERNMENT MONEY MARKET FUND

CONFLICTS OF INTEREST
June 30, 2017 (unaudited)

Conflicts of Interest

Certain conflicts of interest may arise in connection with a portfolio manager’s management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. However, BBH has implemented policies and procedures to assure that investment opportunities are allocated equitably between the Fund and other funds and accounts with similar investment strategies.

Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated service providers (e.g. conflicting duties of loyalty). In addition to providing investment management services through the SID, BBH provides administrative, custody, shareholder servicing and fund accounting services to the Fund. BBH may have conflicting duties of loyalty while servicing the Fund and/or opportunities to further its own interest to the detriment of the Fund. For example, in negotiating fee arrangements with affiliated service providers, BBH may have an incentive to agree to higher fees than it would in the case of unaffiliated providers. Also, because its advisory fees are calculated by reference to a Fund’s net assets, the Investment Adviser and its affiliates may have an incentive to seek to overvalue certain assets.

Purchases and sales of securities for the Fund may be aggregated with orders for other BBH client accounts. BBH however is not required to aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that aggregating is not practicable, or in cases involving client direction.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with an aggregated order.

From time to time, BBH may invest a portion of the assets of its discretionary investment advisory clients in the Fund. That investment by BBH on behalf of its discretionary investment advisory clients in the Fund may be significant at times. Increasing the Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BBH reserves the right to redeem at any time some or all of the shares of the Fund acquired for its discretionary investment advisory clients’ accounts. A large redemption of shares of the Fund by BBH on

BBH U.S. GOVERNMENT MONEY MARKET FUND

CONFLICTS OF INTEREST (continued)
June 30, 2017 (unaudited)

behalf of its discretionary investment advisory clients could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio.

When market quotations are not readily available, or are believed by BBH to be unreliable, the Fund’s investments may be valued at fair value by BBH pursuant to procedures adopted by the Fund’s Board of Trustees. When determining an asset’s “fair value,” BBH seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. The price generally may not be determined based on what the Fund might reasonably expect to receive for selling an asset at a later time or if it holds the asset to maturity. While fair value determinations will be based upon all available factors that BBH deems relevant at the time of the determination, and may be based on analytical values determined by BBH using proprietary or third-party valuation models, fair value represents only a good faith approximation of the value of a security.

The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Fund’s net asset value. As a result, the Fund’s sale or redemption of its shares at net asset value, at a time when a holding or holdings are valued by BBH (pursuant to Board-adopted procedures) at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

BBH, including the Investment Adviser, seeks to meet its fiduciary obligation with respect to all clients including the Fund. BBH has adopted and implemented policies and procedures that seek to manage conflicts. The Investment Adviser monitors a variety of areas, including compliance with fund investment guidelines, review of allocation decisions, and compliance with the Investment Adviser’s Code of Ethics. With respect to the allocation of investment opportunities, BBH has adopted and implemented policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. BBH has structured the portfolio managers’ compensation in a manner it believes is reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The Trust also manages these conflicts. For example, the Trust has designated a chief compliance officer and has adopted and implemented policies and procedures designed to manage the conflicts identified above and other conflicts that may arise in the course of the Fund’s operations in such a way as to safeguard the Fund from being negatively affected as a result of any such potential conflicts. From time to time, the Trustees receive reports from the Investment Adviser and the Trust’s chief compliance officer on areas of potential conflict.

financial statements june 30, 2017	27

BBH U.S. GOVERNMENT MONEY MARKET FUND

ADDITIONAL FEDERAL TAX INFORMATION
June 30, 2017 (unaudited)

In January 2017, the Fund reported on Form 1099 the tax status of all distributions made during the calendar year 2016. Shareholders should use the information on Form 1099 for their income tax returns.

TRUSTEES AND OFFICERS OF BBH U.S. GOVERNMENT MONEY MARKET FUND

(unaudited)

Information pertaining to the Trustees of the BBH Trust (the “Trust”) and executive officers of the BBH Trust is set forth below. The mailing address for each Trustee is c/o BBH Trust, 140 Broadway, New York, NY 10005.

Name and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee^	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years
Independent Trustees
H. Whitney Wagner Born: 1956	Chairman of the Board and Trustee	Chairman Since 2014; Trustee Since 2007 and 2006-2007 with the Predecessor Trust	President, Clear Brook Advisors, a registered investment advisor.	6	None.
Andrew S. Frazier Born: 1948	Trustee	Since 2010	Consultant to Western World Insurance Group, Inc. (“WWIG”) (January 2010 to January 2012).	6	Director of WWIG.
Mark M. Collins Born: 1956	Trustee	Since 2011	Partner of Brown Investment Advisory Incorporated, a registered investment advisor.	6	Chairman of Dillon Trust Company.
John M. Tesoro Born: 1952	Trustee	Since 2014	Partner, Certified Public Accountant, KPMG LLP (Retired in 2012).	6	Trustee, Bridge Builder Trust (8 funds) Director, Teton Advisors, Inc. (a registered investment adviser).

financial statements june 30, 2017	29

TRUSTEES AND OFFICERS OF BBH U.S. GOVERNMENT MONEY MARKET FUND

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee^	Other Public Company or Investment Company Directorships held by Trustee During Past 5 Years
Interested Trustees
Susan C. Livingston+ 50 Post Office Square Boston, MA 02110 Born: 1957	Trustee	Since 2011	Partner (since 1998) and Senior Client Advocate (since 2010) for BBH&Co., Director of BBH Luxembourg S.C.A. (since 1992).	6	None.
John A. Gehret+ 140 Broadway New York, NY 10005 Born: 1959	Trustee	Since 2011	Limited Partner of BBH&Co. (2012-present); General Partner of BBH&Co. (1998 to 2011). Director of BBH Luxembourg S.C.A. (since 2012); Director of BBH Trust (Cayman) Company Ltd. (since 2012).	6	None.

TRUSTEES AND OFFICERS OF BBH U.S. GOVERNMENT MONEY MARKET FUND

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Jean-Pierre Paquin 140 Broadway New York, NY 10005 Born: 1973	President and Principal Executive Officer	Since 2016	Partner of BBH&Co. since 2015; joined BBH&Co. in 1996.
Daniel Greifenkamp 140 Broadway New York, NY 10005 Born: 1969	Vice President	Since 2016	Managing Director of BBH&Co. since 2014; joined BBH&Co. in 2011.
Charles H. Schreiber 140 Broadway New York, NY 10005 Born: 1957	Treasurer and Principal Financial Officer	Since 2007 2006 – 2007 with the Predecessor Trust	Senior Vice President of BBH&Co. since 2001; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Born: 1959	Chief Compliance Officer (“CCO”)	Since 2015	Senior Vice President of BBH&Co. since September 2015; Executive Director, Counsel, Morgan Stanley Smith Barney LLC (2009 – September 2015).
Keith M. Kelley 140 Broadway New York, NY 10005 Born: 1983	Anti-Money Laundering Officer (“AMLO”)	Since 2016
Vice President of BBH&Co. since February 2016; joined BBH&Co. in 2016; Director, Legal and Compliance, Morgan Stanley Smith Barney LLC (2014 – February 2016); Compliance Manager, State Street Corporation (2013 – 2014); Associate, J.P. Morgan Chase & Co. (2011 – 2013).

financial statements june 30, 2017	31

TRUSTEES AND OFFICERS OF BBH U.S. GOVERNMENT MONEY MARKET FUND

(unaudited)

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Suzan Barron 50 Post Office Square Boston, MA 02110 Born: 1964	Secretary	Since 2009	Senior Vice President and Senior Investor Services Counsel, BBH&Co. since 2005.
Rowena Rothman 140 Broadway New York, NY 10005 Born: 1967	Assistant Treasurer	Since 2011	Vice President of BBH&Co. since 2009.

#	All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws). Mr. Wagner previously served on the Board of Trustees of the Predecessor Trust.
+	Ms. Livingston and Mr. Gehret are “interested persons” of the Trust as defined in the 1940 Act because of their position as Partner and Limited Partner of BBH&Co., respectively.
ˆ	The Fund Complex consists of the Trust, which has six series, and each is counted as one “Portfolio” for purpose of this table.

Administrator
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Shareholder Servicing Agent
Brown Brothers Harriman & Co.
140 Broadway
New York, NY 10005
1-800-575-1265
Investment Adviser Brown Brothers Harriman Mutual Fund Advisory Department 140 Broadway New York, NY 10005

To obtain information or make shareholder inquiries:

By telephone:	Call 1-800-575-1265
By E-mail send your request to:	bbhfunds@bbh.com
On the internet:	www.bbhfunds.com

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” Information on Form N-Q is available without charge and upon request by calling the Funds at the toll-free number listed above. A text only version can be viewed online or downloaded from the SEC’s website at http://www.sec.gov; and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-SEC-0330 for information on the operation of the Public Reference Room). You may also access this information from the BBH Funds website at www.bbhfunds.com.

A summary of the Fund’s Proxy Voting Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a record of how the Fund voted any such proxies during the most recent 12-month period ended June 30, is available upon request by calling the toll-free number listed above. This information is also available on the SEC’s website at www.sec.gov.

Item 2. Code of Ethics.

As of the period ended June 30, 2017 (the “Reporting Period”), the Registrant has adopted a code of ethics (“Ethical Standards for Principal Executive and Principal Financial Officers”) that applies to the Registrant’s principal executive officer and principal financial officer, principal accounting officer or controller or persons performing similar functions. During the Reporting Period, there have been no changes to, amendments to or waivers from, any provision of the code of ethics. A copy of this code of ethics can be obtained upon request, free of charge, by calling (800) 575-1265.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that Andrew S. Frazier, Mark M. Collins, and John M. Tesoro possess the attributes identified in Instruction (b) of Item 3 to Form N-CSR to each qualify as an “audit committee financial expert,” and has designated Andrew S. Frazier, Mark M. Collins and John M. Tesoro as the Registrant’s audit committee financial experts. Messrs. Andrew S. Frazier, Mark M. Collins and John M. Tesoro are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $302,000 for 2017 and $241,450 for 2016.*

(b)

Audit Related Fees

The aggregate fees billed in each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for 2017 and $0 for 2016.

(c)

Tax Fees

The aggregate fees billed in each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $36,726 for 2017 and $17,400 for 2016.*  These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)

All Other Fees

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $40,400 for 2017 and $56,400 for 2016.*

The other services provided to the Registrant consisted of examinations pursuant to Rule 17f-2 of the Investment Company Act of 1940, as amended and filings of Form N-17f-2 “Certificate of Accounting of Securities and Similar Investments in the Custody of Management Investment Companies” with the U.S. Securities and Exchange Commission.

(e)(1)

Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The audit committee has delegated to its Chairman the approval of such services subject to reports to the full audit committee at its next subsequent meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees were 0%; Tax Fees were 0%; and Other Fees were 0%.

(f)	Not applicable.
(g)

The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not  including  any  sub-adviser whose  role  is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $1,662,335 for 2017 and $2,623,698 for 2016.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

*Restated to reflect updated 2016 fees.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable

Item 6. Investments.

(a)	This schedule is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's second fiscal quarter of the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.
(a)(3)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BBH Trust

By: (Signature and Title)

/s/ Jean-Pierre Paquin

Jean-Pierre Paquin

Title:  President (Principal Executive Officer)

Date: September 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (Signature and Title)

/s/ Jean-Pierre Paquin

Jean-Pierre Paquin

Title:  President (Principal Executive Officer)

Date: September 7, 2017

By: (Signature and Title)

/s/ Charles H. Schreiber

Charles H. Schreiber

Title: Treasurer (Principal Financial Officer)

Date: September 7, 2017